Fair Value of Financial Instruments (Tables)	3 Months Ended
Mar. 31, 2013
FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
Fair Value of Financial Instruments

	March 31, 2013		December 31, 2012
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$ 139,455	$ 139,455	$ 45,538	$ 45,538
Accounts receivable, net	$ 35,879	$ 35,879	$ 29,122	$ 29,122
Accounts payable	$ (46,378)	$ (46,378)	$ (34,747)	$ (34,747)
Senior notes	$ (290,000)	$ (310,967)	$ (200,000)	$ (198,200)
Capital lease obligations	$ (24,786)	$ (24,786)	$ (25,112)	$ (25,112)
Long-term debt, including current portion	$ (582)	$ (582)	$ (598)	$ (598)